UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                                    BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Reports to Stockholders
(a)    The Report to Shareholders is attached herewith.
BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.68%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	10,000	10,000	10,000
Aug 14	10,022	10,109	10,015
Sep 14	9,957	10,028	9,956
Oct 14	9,999	10,126	9,981
Nov 14	10,050	10,181	10,031
Dec 14	9,943	10,163	9,905
Jan 15	9,981	10,356	9,938
Feb 15	10,121	10,296	10,078
Mar 15	10,167	10,338	10,116
Apr 15	10,231	10,326	10,209
May 15	10,247	10,308	10,228
Jun 15	10,225	10,193	10,185
Jul 15	10,264	10,253	10,185
Aug 15	10,220	10,222	10,113
Sep 15	10,164	10,262	10,048
Oct 15	10,177	10,295	10,029
Nov 15	10,110	10,258	9,941
Dec 15	10,054	10,206	9,837
Jan 16	10,019	10,319	9,773
Feb 16	9,961	10,392	9,721
Mar 16	10,170	10,520	9,989
Apr 16	10,329	10,591	10,187
May 16	10,400	10,600	10,278
Jun 16	10,375	10,786	10,280
Jul 16	10,517	10,875	10,428
Aug 16	10,576	10,887	10,506
Sep 16	10,647	10,889	10,597
Oct 16	10,696	10,817	10,684
Nov 16	10,733	10,574	10,712
Dec 16	10,855	10,605	10,836
Jan 17	10,904	10,643	10,897
Feb 17	10,947	10,725	10,952
Mar 17	10,953	10,721	10,960
Apr 17	11,000	10,810	11,008
May 17	11,037	10,894	11,048
Jun 17	11,030	10,885	11,044
Jul 17	11,122	10,939	11,120
Aug 17	11,106	11,033	11,115
Sep 17	11,154	10,994	11,158
Oct 17	11,215	11,007	11,225
Nov 17	11,209	10,991	11,238
Dec 17	11,250	11,039	11,283
Jan 18	11,358	10,933	11,391
Feb 18	11,351	10,829	11,414
Mar 18	11,371	10,884	11,446
Apr 18	11,413	10,811	11,493
May 18	11,425	10,870	11,513
Jun 18	11,422	10,855	11,526
Jul 18	11,501	10,877	11,611
Aug 18	11,546	10,931	11,658
Sep 18	11,613	10,884	11,738
Oct 18	11,602	10,793	11,734
Nov 18	11,500	10,842	11,628
Dec 18	11,195	11,011	11,332
Jan 19	11,479	11,163	11,621
Feb 19	11,666	11,175	11,806
Mar 19	11,636	11,377	11,785
Apr 19	11,827	11,393	11,980
May 19	11,772	11,567	11,954
Jun 19	11,821	11,731	11,983
Jul 19	11,920	11,766	12,079
Aug 19	11,908	12,032	12,046
Sep 19	11,978	11,980	12,102
Oct 19	11,941	12,019	12,048
Nov 19	12,020	12,016	12,118
Dec 19	12,185	12,034	12,312
Jan 20	12,218	12,250	12,380
Feb 20	12,016	12,434	12,217
Mar 20	10,767	12,191	10,706
Apr 20	11,229	12,435	11,187
May 20	11,590	12,551	11,612
Jun 20	11,652	12,656	11,744
Jul 20	11,877	12,878	11,974
Aug 20	12,012	12,804	12,153
Sep 20	12,085	12,781	12,230
Oct 20	12,075	12,735	12,255
Nov 20	12,353	12,901	12,528
Dec 20	12,504	12,946	12,696
Jan 21	12,604	12,865	12,847
Feb 21	12,663	12,699	12,923
Mar 21	12,662	12,551	12,922
Apr 21	12,723	12,656	12,989
May 21	12,786	12,705	13,064
Jun 21	12,836	12,797	13,113
Jul 21	12,808	12,926	13,111
Aug 21	12,870	12,917	13,173
Sep 21	12,933	12,807	13,258
Oct 21	12,969	12,796	13,293
Nov 21	12,923	12,812	13,272
Dec 21	13,011	12,803	13,357
Jan 22	13,032	12,522	13,405
Feb 22	12,961	12,352	13,337
Mar 22	12,975	12,020	13,343
Apr 22	12,935	11,572	13,372
May 22	12,647	11,636	13,030
Jun 22	12,334	11,403	12,748
Jul 22	12,669	11,690	13,019
Aug 22	12,822	11,386	13,216
Sep 22	12,548	10,895	12,915
Oct 22	12,727	10,776	13,043
Nov 22	12,898	11,178	13,200
Dec 22	12,952	11,140	13,254
Jan 23	13,283	11,485	13,607
Feb 23	13,325	11,203	13,686
Mar 23	13,364	11,466	13,682
Apr 23	13,498	11,536	13,825
May 23	13,474	11,416	13,800
Jun 23	13,778	11,399	14,113
Jul 23	13,935	11,410	14,294
Aug 23	14,068	11,341	14,461
Sep 23	14,154	11,071	14,601
Oct 23	14,128	10,904	14,598
Nov 23	14,337	11,395	14,776
Dec 23	14,581	11,827	15,019
Jan 24	14,658	11,799	15,121
Feb 24	14,793	11,658	15,258
Mar 24	14,933	11,772	15,388
Apr 24	15,006	11,497	15,481
May 24	15,126	11,688	15,626
Jun 24	15,166	11,794	15,681
Jul 24	15,271	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.59%	5.08%	4.32%
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Annual Shareholder Report — July 31, 2024

BFRIX-07/24-AR

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$97	0.92%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	9,750	10,000	10,000
Aug 14	9,769	10,109	10,015
Sep 14	9,693	10,028	9,956
Oct 14	9,732	10,126	9,981
Nov 14	9,789	10,181	10,031
Dec 14	9,682	10,163	9,905
Jan 15	9,716	10,356	9,938
Feb 15	9,850	10,296	10,078
Mar 15	9,892	10,338	10,116
Apr 15	9,952	10,326	10,209
May 15	9,966	10,308	10,228
Jun 15	9,943	10,193	10,185
Jul 15	9,979	10,253	10,185
Aug 15	9,933	10,222	10,113
Sep 15	9,875	10,262	10,048
Oct 15	9,886	10,295	10,029
Nov 15	9,817	10,258	9,941
Dec 15	9,751	10,206	9,837
Jan 16	9,723	10,319	9,773
Feb 16	9,664	10,392	9,721
Mar 16	9,865	10,520	9,989
Apr 16	10,006	10,591	10,187
May 16	10,081	10,600	10,278
Jun 16	10,055	10,786	10,280
Jul 16	10,179	10,875	10,428
Aug 16	10,245	10,887	10,506
Sep 16	10,310	10,889	10,597
Oct 16	10,356	10,817	10,684
Nov 16	10,389	10,574	10,712
Dec 16	10,494	10,605	10,836
Jan 17	10,548	10,643	10,897
Feb 17	10,588	10,725	10,952
Mar 17	10,590	10,721	10,960
Apr 17	10,623	10,810	11,008
May 17	10,667	10,894	11,048
Jun 17	10,657	10,885	11,044
Jul 17	10,743	10,939	11,120
Aug 17	10,725	11,033	11,115
Sep 17	10,758	10,994	11,158
Oct 17	10,824	11,007	11,225
Nov 17	10,816	10,991	11,238
Dec 17	10,853	11,039	11,283
Jan 18	10,944	10,933	11,391
Feb 18	10,945	10,829	11,414
Mar 18	10,961	10,884	11,446
Apr 18	11,000	10,811	11,493
May 18	11,008	10,870	11,513
Jun 18	11,003	10,855	11,526
Jul 18	11,076	10,877	11,611
Aug 18	11,117	10,931	11,658
Sep 18	11,178	10,884	11,738
Oct 18	11,164	10,793	11,734
Nov 18	11,063	10,842	11,628
Dec 18	10,768	11,011	11,332
Jan 19	11,039	11,163	11,621
Feb 19	11,215	11,175	11,806
Mar 19	11,183	11,377	11,785
Apr 19	11,353	11,393	11,980
May 19	11,309	11,567	11,954
Jun 19	11,342	11,731	11,983
Jul 19	11,446	11,766	12,079
Aug 19	11,432	12,032	12,046
Sep 19	11,497	11,980	12,102
Oct 19	11,459	12,019	12,048
Nov 19	11,532	12,016	12,118
Dec 19	11,687	12,034	12,312
Jan 20	11,716	12,250	12,380
Feb 20	11,520	12,434	12,217
Mar 20	10,320	12,191	10,706
Apr 20	10,760	12,435	11,187
May 20	11,092	12,551	11,612
Jun 20	11,161	12,656	11,744
Jul 20	11,374	12,878	11,974
Aug 20	11,501	12,804	12,153
Sep 20	11,557	12,781	12,230
Oct 20	11,557	12,735	12,255
Nov 20	11,820	12,901	12,528
Dec 20	11,961	12,946	12,696
Jan 21	12,043	12,865	12,847
Feb 21	12,109	12,699	12,923
Mar 21	12,106	12,551	12,922
Apr 21	12,150	12,656	12,989
May 21	12,220	12,705	13,064
Jun 21	12,253	12,797	13,113
Jul 21	12,236	12,926	13,111
Aug 21	12,281	12,917	13,173
Sep 21	12,351	12,807	13,258
Oct 21	12,370	12,796	13,293
Nov 21	12,337	12,812	13,272
Dec 21	12,419	12,803	13,357
Jan 22	12,436	12,522	13,405
Feb 22	12,366	12,352	13,337
Mar 22	12,376	12,020	13,343
Apr 22	12,336	11,572	13,372
May 22	12,059	11,636	13,030
Jun 22	11,745	11,403	12,748
Jul 22	12,075	11,690	13,019
Aug 22	12,219	11,386	13,216
Sep 22	11,954	10,895	12,915
Oct 22	12,110	10,776	13,043
Nov 22	12,284	11,178	13,200
Dec 22	12,332	11,140	13,254
Jan 23	12,645	11,485	13,607
Feb 23	12,683	11,203	13,686
Mar 23	12,717	11,466	13,682
Apr 23	12,842	11,536	13,825
May 23	12,804	11,416	13,800
Jun 23	13,103	11,399	14,113
Jul 23	13,251	11,410	14,294
Aug 23	13,374	11,341	14,461
Sep 23	13,439	11,071	14,601
Oct 23	13,426	10,904	14,598
Nov 23	13,607	11,395	14,776
Dec 23	13,836	11,827	15,019
Jan 24	13,921	11,799	15,121
Feb 24	14,047	11,658	15,258
Mar 24	14,176	11,772	15,388
Apr 24	14,243	11,497	15,481
May 24	14,354	11,688	15,626
Jun 24	14,389	11,794	15,681
Jul 24	14,486	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.32%	4.82%	4.04%
Investor A Shares (with sales charge)...
	6.59	4.29	3.78
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Annual Shareholder Report — July 31, 2024

BFRAX-07/24-AR

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.69%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	10,000	10,000	10,000
Aug 14	10,013	10,109	10,015
Sep 14	9,929	10,028	9,956
Oct 14	9,963	10,126	9,981
Nov 14	10,015	10,181	10,031
Dec 14	9,900	10,163	9,905
Jan 15	9,929	10,356	9,938
Feb 15	10,060	10,296	10,078
Mar 15	10,096	10,338	10,116
Apr 15	10,151	10,326	10,209
May 15	10,158	10,308	10,228
Jun 15	10,128	10,193	10,185
Jul 15	10,158	10,253	10,185
Aug 15	10,096	10,222	10,113
Sep 15	10,041	10,262	10,048
Oct 15	10,046	10,295	10,029
Nov 15	9,971	10,258	9,941
Dec 15	9,897	10,206	9,837
Jan 16	9,854	10,319	9,773
Feb 16	9,798	10,392	9,721
Mar 16	9,995	10,520	9,989
Apr 16	10,133	10,591	10,187
May 16	10,204	10,600	10,278
Jun 16	10,161	10,786	10,280
Jul 16	10,291	10,875	10,428
Aug 16	10,340	10,887	10,506
Sep 16	10,411	10,889	10,597
Oct 16	10,450	10,817	10,684
Nov 16	10,477	10,574	10,712
Dec 16	10,577	10,605	10,836
Jan 17	10,615	10,643	10,897
Feb 17	10,660	10,725	10,952
Mar 17	10,645	10,721	10,960
Apr 17	10,683	10,810	11,008
May 17	10,720	10,894	11,048
Jun 17	10,703	10,885	11,044
Jul 17	10,783	10,939	11,120
Aug 17	10,748	11,033	11,115
Sep 17	10,785	10,994	11,158
Oct 17	10,845	11,007	11,225
Nov 17	10,830	10,991	11,238
Dec 17	10,850	11,039	11,283
Jan 18	10,945	10,933	11,391
Feb 18	10,940	10,829	11,414
Mar 18	10,950	10,884	11,446
Apr 18	10,981	10,811	11,493
May 18	10,973	10,870	11,513
Jun 18	10,960	10,855	11,526
Jul 18	11,038	10,877	11,611
Aug 18	11,071	10,931	11,658
Sep 18	11,126	10,884	11,738
Oct 18	11,105	10,793	11,734
Nov 18	10,998	10,842	11,628
Dec 18	10,697	11,011	11,332
Jan 19	10,960	11,163	11,621
Feb 19	11,129	11,175	11,806
Mar 19	11,091	11,377	11,785
Apr 19	11,252	11,393	11,980
May 19	11,190	11,567	11,954
Jun 19	11,227	11,731	11,983
Jul 19	11,312	11,766	12,079
Aug 19	11,302	12,032	12,046
Sep 19	11,359	11,980	12,102
Oct 19	11,314	12,019	12,048
Nov 19	11,379	12,016	12,118
Dec 19	11,525	12,034	12,312
Jan 20	11,546	12,250	12,380
Feb 20	11,346	12,434	12,217
Mar 20	10,158	12,191	10,706
Apr 20	10,573	12,435	11,187
May 20	10,904	12,551	11,612
Jun 20	10,965	12,656	11,744
Jul 20	11,167	12,878	11,974
Aug 20	11,284	12,804	12,153
Sep 20	11,331	12,781	12,230
Oct 20	11,324	12,735	12,255
Nov 20	11,574	12,901	12,528
Dec 20	11,705	12,946	12,696
Jan 21	11,789	12,865	12,847
Feb 21	11,834	12,699	12,923
Mar 21	11,823	12,551	12,922
Apr 21	11,859	12,656	12,989
May 21	11,920	12,705	13,064
Jun 21	11,944	12,797	13,113
Jul 21	11,920	12,926	13,111
Aug 21	11,968	12,917	13,173
Sep 21	12,017	12,807	13,258
Oct 21	12,028	12,796	13,293
Nov 21	11,988	12,812	13,272
Dec 21	12,059	12,803	13,357
Jan 22	12,068	12,522	13,405
Feb 22	11,993	12,352	13,337
Mar 22	11,996	12,020	13,343
Apr 22	11,949	11,572	13,372
May 22	11,673	11,636	13,030
Jun 22	11,362	11,403	12,748
Jul 22	11,674	11,690	13,019
Aug 22	11,813	11,386	13,216
Sep 22	11,557	10,895	12,915
Oct 22	11,708	10,776	13,043
Nov 22	11,876	11,178	13,200
Dec 22	11,923	11,140	13,254
Jan 23	12,225	11,485	13,607
Feb 23	12,261	11,203	13,686
Mar 23	12,295	11,466	13,682
Apr 23	12,416	11,536	13,825
May 23	12,378	11,416	13,800
Jun 23	12,668	11,399	14,113
Jul 23	12,811	11,410	14,294
Aug 23	12,930	11,341	14,461
Sep 23	12,993	11,071	14,601
Oct 23	12,980	10,904	14,598
Nov 23	13,156	11,395	14,776
Dec 23	13,377	11,827	15,019
Jan 24	13,459	11,799	15,121
Feb 24	13,581	11,658	15,258
Mar 24	13,706	11,772	15,388
Apr 24	13,771	11,497	15,481
May 24	13,877	11,688	15,626
Jun 24	13,911	11,794	15,681
Jul 24	14,005	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.50%	4.05%	3.43%
Investor C Shares (with sales charge)...
	7.50	4.05	3.43
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Annual Shareholder Report — July 31, 2024

BFRCX-07/24-AR

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.60%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period.

  Credit-oriented investments performed particularly well, as investors reacted favorably to the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates before the end of 2024.

What contributed to performance?

Allocations to B, BB, and CCC rated issues contributed to performance. Holdings in the technology sector also contributed.

What detracted from performance?

The Fund’s holdings in CC rated issues and the oil field services sector were the main detractors during the reporting period.

The Fund’s cash position was elevated at the close of the period due to the Fund holding cash collateral against loan total return swap positions (a form of derivative). Cash holdings did not have a material impact on performance and were not a reflection of a defensive positioning.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 14	10,000	10,000	10,000
Aug 14	10,019	10,109	10,015
Sep 14	9,942	10,028	9,956
Oct 14	9,981	10,126	9,981
Nov 14	10,040	10,181	10,031
Dec 14	9,930	10,163	9,905
Jan 15	9,965	10,356	9,938
Feb 15	10,103	10,296	10,078
Mar 15	10,146	10,338	10,116
Apr 15	10,207	10,326	10,209
May 15	10,222	10,308	10,228
Jun 15	10,198	10,193	10,185
Jul 15	10,235	10,253	10,185
Aug 15	10,188	10,222	10,113
Sep 15	10,128	10,262	10,048
Oct 15	10,139	10,295	10,029
Nov 15	10,069	10,258	9,941
Dec 15	10,001	10,206	9,837
Jan 16	9,973	10,319	9,773
Feb 16	9,912	10,392	9,721
Mar 16	10,108	10,520	9,989
Apr 16	10,266	10,591	10,187
May 16	10,337	10,600	10,278
Jun 16	10,313	10,786	10,280
Jul 16	10,454	10,875	10,428
Aug 16	10,514	10,887	10,506
Sep 16	10,594	10,889	10,597
Oct 16	10,644	10,817	10,684
Nov 16	10,682	10,574	10,712
Dec 16	10,793	10,605	10,836
Jan 17	10,842	10,643	10,897
Feb 17	10,896	10,725	10,952
Mar 17	10,891	10,721	10,960
Apr 17	10,939	10,810	11,008
May 17	10,987	10,894	11,048
Jun 17	10,980	10,885	11,044
Jul 17	11,072	10,939	11,120
Aug 17	11,045	11,033	11,115
Sep 17	11,092	10,994	11,158
Oct 17	11,164	11,007	11,225
Nov 17	11,159	10,991	11,238
Dec 17	11,188	11,039	11,283
Jan 18	11,296	10,933	11,391
Feb 18	11,300	10,829	11,414
Mar 18	11,320	10,884	11,446
Apr 18	11,363	10,811	11,493
May 18	11,364	10,870	11,513
Jun 18	11,361	10,855	11,526
Jul 18	11,452	10,877	11,611
Aug 18	11,497	10,931	11,658
Sep 18	11,564	10,884	11,738
Oct 18	11,553	10,793	11,734
Nov 18	11,440	10,842	11,628
Dec 18	11,149	11,011	11,332
Jan 19	11,433	11,163	11,621
Feb 19	11,619	11,175	11,806
Mar 19	11,589	11,377	11,785
Apr 19	11,768	11,393	11,980
May 19	11,714	11,567	11,954
Jun 19	11,764	11,731	11,983
Jul 19	11,863	11,766	12,079
Aug 19	11,864	12,032	12,046
Sep 19	11,934	11,980	12,102
Oct 19	11,897	12,019	12,048
Nov 19	11,976	12,016	12,118
Dec 19	12,141	12,034	12,312
Jan 20	12,162	12,250	12,380
Feb 20	11,974	12,434	12,217
Mar 20	10,730	12,191	10,706
Apr 20	11,178	12,435	11,187
May 20	11,539	12,551	11,612
Jun 20	11,613	12,656	11,744
Jul 20	11,838	12,878	11,974
Aug 20	11,973	12,804	12,153
Sep 20	12,034	12,781	12,230
Oct 20	12,037	12,735	12,255
Nov 20	12,314	12,901	12,528
Dec 20	12,453	12,946	12,696
Jan 21	12,554	12,865	12,847
Feb 21	12,625	12,699	12,923
Mar 21	12,613	12,551	12,922
Apr 21	12,675	12,656	12,989
May 21	12,739	12,705	13,064
Jun 21	12,789	12,797	13,113
Jul 21	12,775	12,926	13,111
Aug 21	12,825	12,917	13,173
Sep 21	12,902	12,807	13,258
Oct 21	12,926	12,796	13,293
Nov 21	12,895	12,812	13,272
Dec 21	12,983	12,803	13,357
Jan 22	13,005	12,522	13,405
Feb 22	12,935	12,352	13,337
Mar 22	12,936	12,020	13,343
Apr 22	12,911	11,572	13,372
May 22	12,625	11,636	13,030
Jun 22	12,300	11,403	12,748
Jul 22	12,635	11,690	13,019
Aug 22	12,802	11,386	13,216
Sep 22	12,529	10,895	12,915
Oct 22	12,696	10,776	13,043
Nov 22	12,881	11,178	13,200
Dec 22	12,935	11,140	13,254
Jan 23	13,253	11,485	13,607
Feb 23	13,309	11,203	13,686
Mar 23	13,350	11,466	13,682
Apr 23	13,484	11,536	13,825
May 23	13,447	11,416	13,800
Jun 23	13,751	11,399	14,113
Jul 23	13,924	11,410	14,294
Aug 23	14,057	11,341	14,461
Sep 23	14,130	11,071	14,601
Oct 23	14,119	10,904	14,598
Nov 23	14,314	11,395	14,776
Dec 23	14,559	11,827	15,019
Jan 24	14,652	11,799	15,121
Feb 24	14,788	11,658	15,258
Mar 24	14,929	11,772	15,388
Apr 24	15,003	11,497	15,481
May 24	15,108	11,688	15,626
Jun 24	15,165	11,794	15,681
Jul 24	15,272	12,062	15,788

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.68%	5.18%	4.32%
Bloomberg U.S. Universal Index...
	5.72	0.50	1.89
Morningstar LSTA Leveraged Loan Index...
	10.45	5.50	4.67

Key Fund statistics

Net Assets...
$4,415,424,348
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$19,679,903
Portfolio Turnover Rate...
41%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.1%
Investment Companies...
2.2
Corporate Bonds...
1.5
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Asset-Backed Securities...
0.3
Warrants...
0.0Footnote Reference(b)
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
7.1
BB/Ba...
28.0
B...
55.1
CCC/Caa...
5.0
CC/Ca...
0.1
NR...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Annual Shareholder Report — July 31, 2024

BFRKX-07/24-AR

(b)    Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$83,130	$83,130	$0	$0	$19,760	$19,800	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$19,760	$19,800

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual
Financial Statements
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements
Schedule of Investments
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a) (b)
720 East CLO V Ltd., Series 2024-2A, Class D,
(3-mo. CME Term SOFR at 3.50% Floor +
3.50%), 8.83%, 07/20/37 ............. USD 1,000 $ 1,014,964
Bryant Park Funding Ltd., Series 2024-23A,
Class D1, (3-mo. CME Term SOFR at 3.85%
Floor + 3.85%), 9.18%, 05/15/37 ....... 1,000 1,015,559
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 8.68%, 07/15/37 ....... 1,355 1,372,885
Generate CLO 5 Ltd., Series 5A, Class D1R,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 9.02%, 07/22/37 ............. 3,000 3,042,522
Madison Park Funding LXIX Ltd., Series 2024-
69A, Class D1, (3-mo. CME Term SOFR at
3.35% Floor + 3.35%), 8.68%, 07/25/37 .. 1,660 1,679,586
Oaktree CLO Ltd., Series 2024-26A, Class D1,
(3-mo. CME Term SOFR at 3.45% Floor +
3.45%), 8.78%, 04/20/37 ............. 1,500 1,520,303
Sycamore Tree CLO Ltd., Series 2023-3A,
Class D1R, (3-mo. CME Term SOFR at
4.25% Floor + 4.25%), 9.53%, 04/20/37 .. 2,000 2,057,416
Total Asset-Backed Securities — 0 .3%
(Cost: $ 11,515,000 ) ............................... 11,703,235
Shares
Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.
(c)
........... 541,445 119,118
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(c) (d) (e)
.............. 42,521 —
Financial Services — 0.1%
Travelport Finance SARL
(c) (e)
............ 1,764 4,744,966
Health Care Providers & Services — 0.1%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 2,215,637 )
(c) (d)
................ 274,029 2,843,051
Machinery — 0.0%
Ameriforge Group, Inc.
(c)
............... 5,385 54
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 744,558 )
(c) (d) (e)
......... 59,257 3,851,706
Professional Services — 0.0%
NMG, Inc.
(c)
........................ 16,173 1,843,723
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(c) (e)
............. 94,283 754,264
Total Common Stocks — 0 .3%
(Cost: $ 14,624,852 ) ............................... 14,156,882
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
(c) (f)
......................... 2,628 1,051,200
Automobile Components — 0.0%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
1,199 1,222,916
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(b)
Illuminate Buyer LLC, 9.00%, 07/01/28 ..... USD 156 $ 156,510
WR Grace Holdings LLC, 5.63%, 08/15/29 .. 10,674 9,767,336
9,923,846
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31
(b)
4,076 4,146,955
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 2,084 2,288,493
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(b)
........... 3,638 3,029,014
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. 2,655 2,810,390
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/19/30
(c) (e) (f)
.............. 8,430 —
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
7,262 6,443,398
Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 3,161 1,722,745
Industrial Conglomerates — 0.0%
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 1,585 1,627,754
IT Services — 0.0%
Amentum Escrow Corp., 7.25%, 08/01/32
(b)
.. 1,184 1,209,229
Machinery — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 5,477 5,127,550
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(b)
..................... 390 268,078
Software — 0.2%
(b)
Cloud Software Group, Inc., 9.00%, 09/30/29 . 5,318 5,288,252
UKG, Inc., 6.88%, 02/01/31 ............ 4,853 4,988,080
10,276,332
Specialty Retail — 0.2%
(b)
eG Global Finance plc, 12.00%, 11/30/28 ... 3,816 4,086,032
White Cap Buyer LLC, 6.88%, 10/15/28 .... 4,392 4,348,080
8,434,112
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/24
(b) (c) (f) (g)
........ 1,266 187,416
Total Corporate Bonds — 1 .4%
(Cost: $ 60,068,268 ) ............................... 59,769,428
Fixed Rate Loan Interests
Health Care Technology — 0.2%
Cotiviti, Inc., Term Loan , 7.63%
,
05/01/31 ... 6,919 6,867,107
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00%
,
10/15/26 .................. 5,132 5,192,918
Clear Channel International BV, Term Loan ,
7.50%
,
04/01/27 .................. 6,120 5,974,650
11,167,568
Total Fixed Rate Loan Interests — 0 .4%
(Cost: $ 18,063,572 ) ............................... 18,034,675

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 3.1%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 4.00%), 9.35%
,
02/15/29 . USD 7,725 $ 7,743,027
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 25,753 18,825,433
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 5,242 3,832,232
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
10/30/28 .................. 7,419 7,450,834
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.25%
,
08/03/29 ....... 5,454 5,297,073
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 22,937 23,031,857
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 8,844 8,880,492
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
04/21/31 .................. 5,874 5,903,370
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/01/28 .................. 16,110 16,103,063
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 6,571 6,590,261
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
11/05/28 ............. 3,581 3,597,449
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
02/28/31 .................. 24,928 24,987,094
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
03/22/30 .................. 4,476 4,488,522
136,730,707
Automobile Components — 1.2%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
02/23/29 ................. 19,329 19,143,828
Clarios Global LP, First Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
05/06/30 .................. 17,155 17,176,797
Gates Corp., Term Loan B5 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
06/04/31 .................. 9,302 9,313,541
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
11/17/28 ................. 8,169 7,756,401
53,390,567
Automobiles — 0.2%
Dealer Tire Financial LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
07/02/31
(a)
........... 9,631 9,660,975
Security
Par (000)
Par (000) Value
Beverages — 0.8%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
01/24/29 .................. USD 26,722 $ 23,736,276
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
01/24/30 ................. 15,509 11,564,020
35,300,296
Broadline Retail — 0.8%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
11/24/28 ... 6,353 6,329,492
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
03/15/30 ................. 30,000 29,962,211
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.35%
,
12/21/27 .................. 1,119 850,640
37,142,343
Building Products — 1.4%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59%
,
05/13/29 . 2,098 2,111,989
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/03/28 .................. 3,870 3,871,500
CP Atlas Buyer, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
4.25%
,
11/23/27 .................. 6,835 6,539,949
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
10/02/28 ............ 5,180 5,158,480
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
04/28/29 .................. 6,178 6,201,611
LSF10 XL Bidco SCA, Facility Term Loan B4 ,
(3-mo. EURIBOR at 0.00% Floor + 4.18%),
7.90%
,
04/12/28 .................. EUR 1,583 1,628,049
Wilsonart LLC, Term Loan B , 07/25/31
(e) (h)
... USD 19,727 19,431,095
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.69%
,
12/31/26 .................. 15,237 15,237,163
60,179,836
Capital Markets — 2.2%
(a)
Aretec Group, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/09/30 .................. 4,020 3,949,968
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
08/02/28 ....... 17,158 17,158,244
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B6 , (3-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
12/20/29 .................. 12,358 12,397,929
Azalea TopCo, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
04/30/31 .................. 4,207 4,200,437
Castlelake Aviation One DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
10/22/26 ............ 12,248 12,280,418
Edelman Financial Engines Center, LLC, Term
Loan , (1-mo. CME Term SOFR + 3.25%),
8.59%
,
04/07/28 .................. 4,072 4,073,609

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.84%
,
06/30/28 ............ USD 7,235 $ 7,227,309
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
06/30/28 ............ 8,054 8,052,695
Grant Thornton Advisors LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
06/02/31 ............ 2,395 2,399,287
ION Trading Finance Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.35%
,
04/01/28 .................. 3,695 3,689,533
Learning Care Group (US) No. 2 Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.26%
,
08/11/28 ....... 1,378 1,384,579
NGP XI Midstream Holdings LLC, Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.29%
,
07/25/31
(e)
................. 1,149 1,144,691
Osaic Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/17/28 .................. 15,467 15,216,979
OVG Business Services LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
06/25/31 ............ 4,761 4,758,048
97,933,726
Chemicals — 3.7%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
09/30/28 .................. 7,505 7,490,799
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
11/24/27 ....... 2,351 2,347,414
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 3,200 3,205,630
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
08/18/28 .................. 7,382 7,366,279
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.35%
,
12/29/27 ............ 2,111 1,733,966
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/01/30 .................. 13,206 13,240,792
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.69%
,
10/04/29 ............ 1,111 1,108,689
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.50%
,
06/12/31 ............ 8,976 8,985,399
Element Solutions, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
12/18/30 .................. 11,591 11,619,557
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
02/15/30 .................. 5,890 5,890,223
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
07/03/28 ............ 6,649 6,432,619
Ineos US Finance LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
02/18/30 .................. 4,171 4,150,012
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
10/15/28 .................. USD 11,253 $ 11,270,750
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
03/29/28 ....... 13,808 13,791,003
Nouryon Finance BV, Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
04/03/28 .................. 10,306 10,354,315
Olympus Water US Holding Corp., Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
06/20/31 ............ 10,946 10,973,202
OQ Chemicals International Holding GmbH,
Term Loan B , (1-mo. CME Term SOFR at
3.00% Floor + 8.00%), 13.35%
,
06/22/25
(e)
1,992 1,892,565
OQ Chemicals International Holding GmbH,
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.92%
,
10/14/24 .. 9,721 8,573,486
Potters Industries LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.09%
,
12/14/27 .................. 6,165 6,193,462
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.76%
,
03/16/27 ........... 5,604 5,620,101
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
08/02/30 ............ 11,021 11,030,341
WR Grace Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
09/22/28 .................. 9,655 9,693,904
162,964,508
Commercial Services & Supplies — 3.0%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(e) (h)
... 615 617,234
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
10/24/30
(e)
...... 3,795 3,809,066
Allied Universal Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28 .................. 30,644 30,623,439
Aramark Intermediate HoldCo Corp., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
06/22/30 ........... 9,404 9,418,345
Asplundh Tree Expert LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
09/07/27 .................. 1,974 1,976,497
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.21%
,
10/08/28 .................. 8,857 8,895,574
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.59%
,
11/30/28 .................. 10,742 10,752,186
Covanta Holding Corp., Term Loan C , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.59%
,
11/30/28 .................. 823 823,946
Garda Financing Delaware GP, Term Loan B ,
02/01/29
(h)
...................... 2,507 2,513,738
Garda World Security Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
02/01/29 .................. 2,711 2,718,623
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
07/03/31 .................. 4,976 4,989,983

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
JFL-Tiger Acquisition Co., Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
10/17/30 ............ USD 3,480 $ 3,488,717
LABL, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 10.45%
,
10/29/28 4,813 4,653,341
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.21%
,
07/31/28 ............ 1,349 1,352,743
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.71%
,
12/15/28 ....... 7,272 4,484,238
Prime Security Services Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.60%
,
10/13/30 .. 4,202 4,212,140
Ryan LLC, Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.84%
,
11/14/30 . 600 601,546
Tempo Acquisition, LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
08/31/28 .................. 15,855 15,903,214
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.44%
,
11/02/27 .................. 9,204 8,756,165
Vestis Corp., Term Loan B1 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
02/22/31 .................. 5,894 5,867,232
Viad Corp., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.59%
,
07/30/28 . 6,737 6,745,841
133,203,808
Communications Equipment — 0.5%
(a)
Ciena Corp. Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
10/24/30 .................. 10,021 10,068,393
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84% , 03/02/29 .......... 7,633 6,950,253
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 3,502 3,176,698
20,195,344
Construction & Engineering — 1.3%
(a)
AECOM, Term Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 1.88%), 7.22%
,
04/18/31 . 7,869 7,921,486
Brand Industrial Services, Inc. Term Loan
C , (3-mo. CME Term SOFR + 4.50%),
0.00%
,
08/30/24 .................. 26,453 26,449,357
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94%
,
12/16/27 .................. 1,423 1,425,173
Pike Corp., Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.46%
,
01/21/28 . 10,303 10,342,947
Propulsion (BC) Newco LLC, Term Loan ,
09/14/29
(h)
...................... 1,512 1,518,105
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.05%
,
05/12/28 .................. 10,094 9,765,644
57,422,712
Construction Materials — 1.3%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.34%
,
01/31/31 .. 8,790 8,821,989
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
03/08/29 ................. 7,105 6,780,244
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
04/29/29 .................. USD 8,761 $ 8,688,860
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
03/19/29 ............ 3,861 3,869,959
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.85%
,
04/02/29
(e)
........... 3,412 3,429,480
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.35%
,
09/22/28 ............ 3,126 3,131,713
Summit Materials LLC, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.05%
,
01/12/29 .................. 4,744 4,767,830
White Cap Supply Holdings, LLC, Term Loan C ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
10/19/29 ............ 19,383 19,213,353
58,703,428
Consumer Staples Distribution & Retail — 0.3%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.46% , 09/13/26 .......... 9,988 10,011,632
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34% , 11/22/28 ........... 1,841 1,848,208
11,859,840
Containers & Packaging — 0.9%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.60%
,
12/01/27 ....... 21,990 22,081,532
Mauser Packaging Solutions Holding Co., Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
04/15/27 ....... 7,747 7,769,437
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
07/31/26 .................. 2,387 2,395,455
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
09/15/28 ............ 7,421 7,457,297
39,703,721
Distributors — 0.2%
PAI Holdco, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (h)
..................... 9,564 8,674,656
Diversified Consumer Services — 1.6%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
12/11/28 ............. 2,567 2,567,910
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.71%
,
11/24/28 ....... 7,479 7,463,289
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
06/12/30 .................. 8,746 8,786,531
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.06%
,
01/15/27 19,079 17,401,460
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34%
,
09/29/30 ............ 9,763 9,814,326
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.46%
,
09/01/25 ................. 6,474 5,667,079

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR + 3.75%), 9.09%
,
01/30/31 USD 12,089 $ 12,129,136
WCG Purchaser Corp., Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.84%
,
01/08/27 .................. 5,633 5,638,941
69,468,672
Diversified Telecommunication Services — 2.3%
(a)
Altice Financing SA, Term Loan , (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.31%
,
01/31/26
(e)
................. 8,372 7,764,792
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.84% , 12/11/26 ........... 2,253 2,243,547
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84% , 09/27/29 .......... 7,474 7,100,472
Iridium Satellite LLC, Term Loan B4 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.60%
,
09/20/30 .................. 4,822 4,776,270
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.91%
,
04/15/29 ................. 4,897 4,851,081
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.91%
,
04/15/30 ................. 4,932 4,869,310
Lumen Technologies, Inc., Term Loan A ,
06/01/28
(h)
...................... 657 554,692
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/29 ............ 6,603 4,919,535
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/30 ............ 6,751 4,872,338
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.71%
,
09/01/28 .................. 5,294 4,586,211
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
09/25/26 .................. 20,419 16,951,448
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
01/31/29 ........... 4,794 4,770,921
Virgin Media Bristol LLC, Facility Term Loan Q ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
01/31/29 ............ 3,996 3,834,377
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
03/09/27 .................. 32,742 29,210,383
101,305,377
Electric Utilities — 0.2%
(a)
Hamilton Projects Acquiror LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
05/31/31 ............ 1,969 1,985,618
NRG Energy, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.26%
,
04/16/31 .................. 8,093 8,119,019
10,104,637
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.3%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.35%
,
06/23/28 ............ USD 12,200 $ 12,232,734
Arcline FM Holdings LLC, Term Loan ,
06/23/28
(h)
...................... 1,566 1,570,244
13,802,978
Electronic Equipment, Instruments & Components — 0.3%
(a)
Celestica, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.10%
,
06/20/31
(e)
................. 3,200 3,196,000
Coherent Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
07/02/29 .................. 12,157 12,174,769
15,370,769
Entertainment — 3.7%
(a)
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
05/24/29 ............ 842 843,964
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
07/21/30
(e)
................. 16,230 16,230,042
Creative Artists Agency LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
11/27/28 ............. 17,527 17,602,515
Formula One Management Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 2.25%), 7.59%
,
01/15/30 .. 13,686 13,731,451
Live Nation Entertainment, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.20%
,
10/19/26 ............ 18,314 18,279,511
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
11/12/29 ............. 8,658 8,683,528
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
08/19/26 .................. 15,177 14,241,812
Playtika Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.21%
,
03/13/28 .................. 10,414 10,425,664
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.01%
,
01/23/25 ............ 9,621 9,606,179
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.29%
,
04/29/26 ............ 8,235 8,251,720
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan B1 , (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 8.21%
,
05/18/25 . 22,377 22,394,156
WMG Acquisition Corp., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/24/31 .................. 22,582 22,578,533
162,869,075
Financial Services — 3.8%
(a)
ABG Intermediate Holdings 2 LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
12/21/28 ............ 9,697 9,730,496
APi Group DE, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
01/03/29 .................. 6,610 6,624,740
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.77% , 10/30/26 .......... 2,075 2,076,704

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.32% , 04/13/28 .......... USD 17,088 $ 17,104,073
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.63% , 04/18/29 .......... 2,854 2,862,097
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 5.33%),
8.34%
,
07/31/25 .................. 23,461 23,472,027
Boost Newco Borrower, LLC, Term Loan ,
01/31/31
(h)
...................... 1,735 1,735,815
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96%
,
09/01/28 ....... 6,018 5,812,193
CPI Holdco B LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/17/31 .................. 9,784 9,783,022
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.09%
,
04/09/27 ....... 23,198 23,186,331
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
04/07/28 ...... 11,009 11,098,619
FinCo I LLC, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.26%
,
06/27/29 .................. 4,246 4,265,600
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/15/31 .................. 11,116 11,132,369
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
12/17/27 ............ 4,678 4,614,487
Lions Gate Capital Holdings LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.69%
,
03/24/25 ............ 7,967 7,949,867
Nuvei Technologies Corp. Term Loan B ,
0.00%
,
07/18/31
(e)
................. 11,399 11,370,503
Sotera Health Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/30/31 .................. 15,315 15,291,109
168,110,052
Food Products — 1.9%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.21%
,
10/01/25 .. 9,329 8,797,340
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.71% , 10/25/27 .......... 19,930 19,987,344
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08% , 10/25/27 .......... 4,801 4,818,878
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.69%
,
01/29/27 ....... 22,785 22,811,268
H-Food Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.30%
,
05/23/25 .................. 3,118 2,303,109
Nomad Foods Ltd., Facility Term Loan B5 ,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.81%
,
11/12/29 ............. 5,824 5,829,445
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
03/31/28 ............ 6,292 6,307,027
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
01/20/28 ............ USD 13,500 $ 13,533,568
84,387,979
Gas Utilities — 0.1%
NGL Energy Operating LLC, Term Loan ,
02/03/31
(a) (h)
..................... 4,400 4,393,576
Ground Transportation — 1.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.18%
,
04/06/28 .. 3,794 3,795,576
Avis Budget Car Rental LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.21%
,
08/06/27 ............ 7,010 6,987,139
Genesee & Wyoming, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
04/10/31 .................. 14,150 14,150,566
Hertz Corp. (The), Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
06/30/28 .................. 4,360 3,956,546
Hertz Corp. (The), Term Loan C , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
06/30/28 .................. 829 752,119
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 11.01%
,
08/04/25
(e)
........... 6,277 4,393,807
Uber Technologies, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
03/03/30 .................. 8,773 8,812,975
42,848,728
Health Care Equipment & Supplies — 1.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70% , 05/10/27 .......... 20,442 20,050,784
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% , 09/29/28 .......... 5,659 5,616,899
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
11/03/28 .................. 17,196 17,158,018
Insulet Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
08/04/31 .................. 4,418 4,421,062
47,246,763
Health Care Providers & Services — 2.8%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.71%
,
09/29/28 ....... 9,390 9,396,804
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
11/08/27 ............. 11,943 11,985,040
Concentra Health Services, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.60%
,
07/26/31
(e)
........... 2,625 2,628,281
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
11/01/28 .................. 12,342 12,374,364
Ensemble RCM LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.25%
,
08/01/29 .................. 4,115 4,129,624
EyeCare Partners LLC, Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 5.75%),
11.03%
,
08/31/28 ................. 2,443 2,451,422

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.61%),
9.99%
,
11/30/28 .................. USD 9,017 $ 5,488,725
EyeCare Partners LLC, Term Loan C , (3-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
0.00%
,
11/30/28
(c) (e) (f)
............... 194 35,827
HomeVi, Facility Term Loan B1 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
7.12%
,
10/31/26 .................. EUR 1,855 1,960,682
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.60%
,
11/01/28 ....... USD 7,710 6,104,360
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.35%
,
11/01/29 ...... 3,196 2,141,370
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59% , 10/23/28 .......... 11,779 11,788,188
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.85% , 10/23/28 .......... 30,774 30,864,018
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
10/27/28 ............ 7,360 7,397,054
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
12/19/30 ............ 7,255 7,269,920
Vizient, Inc., Term Loan B , (1-mo. LIBOR USD
at 0.50% Floor + 0.00%), 0.00%
,
07/18/31
(e)
3,331 3,339,328
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
07/31/25 .................. 2,454 2,459,078
121,814,085
Health Care Technology — 2.2%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
02/15/29 .................. 24,955 24,892,617
Cotiviti Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/01/31 .................. 17,116 17,169,676
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/01/27 ............ 16,982 15,071,660
PointClickCare Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
12/29/27
(e)
........... 4,896 4,914,089
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
06/02/28 .................. 32,303 32,339,515
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
10/22/29 ............ 2,988 3,010,909
Zelis Cost Management Buyer, Inc., Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 8.09%
,
09/28/29 ........... 2,015 2,016,622
99,415,088
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
05/18/30
(a)
................. 2,310 2,311,457
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 6.0%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
09/20/30 ........... USD 10,492 $ 10,436,281
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21%
,
02/02/26 ....... 12,240 11,939,567
Alterra Mountain Co., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
09/30/24 .................. 1,191 1,197,455
Alterra Mountain Co., Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
05/31/30 .................. 5,127 5,154,885
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.79%
,
10/02/28 .................. 8,775 8,379,994
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
02/06/30 ............ 7,605 7,623,987
Caesars Entertainment, Inc., Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
02/06/31 ............ 16,422 16,436,458
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
08/08/27 .................. 6,516 6,556,881
Churchill Downs, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.44%
,
03/17/28 .................. 10,313 10,325,411
Fertitta Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
01/27/29 .................. 30,818 30,882,215
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
11/29/30 .................. 22,507 22,516,880
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.34%
,
11/30/29 ....... 20,736 20,797,835
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.10%
,
11/08/30 ........... 17,007 17,038,739
Hurtigruten Group AS, Facility Term Loan B2 ,
(6-mo. EURIBOR at 0.00% Floor + 7.00%),
10.91%
,
09/30/27 ................. EUR 274 227,484
Hurtigruten Newco AS, Facility Term Loan ,
(6-mo. EURIBOR at 0.00% Floor + 0.02%),
12.43%
,
02/23/29 ................. 1,689 226,930
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.19%
,
12/15/27 .................. USD 12,371 12,374,412
Light and Wonder International, Inc., Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 7.59%
,
04/14/29
(e)
.......... 8,192 8,243,365
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
03/09/28 .................. 7,128 3,670,853
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
05/03/29 ............ 9,942 9,973,496
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.10%
,
01/05/29 .................. 3,170 3,169,267
Scientific Games Holdings LP , Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
04/04/29 ............ 3,901 3,893,198

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.84%
,
08/25/28 ....... USD 4,105 $ 4,100,293
Six Flags Entertainment Corp., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
05/01/31 ............ 2,841 2,848,103
Station Casinos LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
03/14/31 ............ 16,418 16,431,808
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
08/03/28 .................. 18,979 18,989,687
Wyndham Hotels & Resorts, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
05/24/30 ............ 9,526 9,524,821
262,960,305
Household Durables — 1.4%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.85%
,
05/17/28 .................. 8,224 6,533,291
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
02/26/29 ............ 17,743 17,535,538
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.95%
,
06/29/28 ............ 1,634 1,307,543
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
10/06/28 ............ 18,778 14,412,176
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.71%
,
10/30/27 ............ 24,349 22,459,844
62,248,392
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
12/22/27
(a)
................. 1,609 1,609,124
Independent Power and Renewable Electricity Producers
— 0.4%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.34%
,
07/31/30 ....... 6,962 6,953,887
Calpine Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/31/31 .................. 3,775 3,771,898
Constellation Renewables LLC, Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.60%
,
12/15/27 ............ 5,609 5,613,016
16,338,801
Industrial Conglomerates — 0.6%
(a)
EMRLD Borrower LP, Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84% , 05/31/30 .......... 14,111 14,109,234
08/04/31
(h)
...................... 9,183 9,183,000
SVP-Singer Holdings Inc., Term Loan ,
(3-mo. CME Term SOFR + 8.25%),
0.00%
,
07/28/28
(c) (e) (f)
............... 3,390 1,311,685
24,603,919
Security
Par (000)
Par (000) Value
Insurance — 4.1%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.85%
,
11/06/30 ........... USD 32,589 $ 32,720,363
AmWINS Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.71%
,
02/19/28 .................. 20,188 20,217,082
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/14/31 .................. 26,131 26,212,298
Baldwin Insurance Group Holdings LLC (The),
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.59%
,
05/26/31
(e)
. 4,916 4,921,745
Hub International Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.58%
,
06/20/30 .................. 24,942 24,966,710
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
03/15/30 .................. 5,841 5,840,650
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
09/01/27 .................. 11,576 11,604,865
Truist Insurance Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
05/06/31 ....... 21,430 21,466,860
Truist Insurance Holdings, LLC, Second Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.75%), 10.09%
,
05/06/32 .. 8,316 8,532,798
USI, Inc., Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 8.09%
,
09/27/30 . 5,053 5,059,327
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 2.75%), 8.09%
,
11/22/29 ....... 19,948 19,980,016
181,522,714
Interactive Media & Services — 0.1%
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.49%
,
02/16/28
(a)
................. 2,548 2,539,331
IT Services — 4.1%
(a)
Amazon Holdco Inc., Term Loan , 07/30/31
(e) (h)
. 9,147 9,169,867
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
01/31/28 ................. 7,467 6,914,315
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
01/20/29 ................. 3,571 3,271,151
Asurion LLC, Term Loan B11 , (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.69%
,
08/19/28 .................. 5,253 5,228,260
Asurion LLC, Term Loan B8 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
12/23/26 .................. 14,767 14,703,137
Asurion LLC, Term Loan B9 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
07/31/27 .................. 2,494 2,468,147
Camelot US Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/31/31 .................. 19,177 19,186,832
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
07/06/29 .................. 23,724 23,470,934

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
05/30/31 ............ USD 10,032 $ 10,095,183
Epicor Software Corp., Delayed Draw Term
Loan , 05/30/31
(h)
.................. 1,177 1,184,453
Fortress Intermediate 3, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.10%
,
06/27/31
(e)
................. 3,840 3,840,001
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
11/09/29 ............. 4,950 4,958,315
Go Daddy Operating Co. LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
05/30/31 ............ 11,627 11,626,841
Magenta Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.51%
,
07/27/28 ................. 6,003 2,941,694
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.76%
,
07/27/29 ............ 10,267 2,695,014
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
06/17/31 ............ 15,462 15,282,950
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.59%
,
06/17/32 ............ 3,665 3,638,649
Modena Buyer LLC, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
9.83%
,
07/01/31 .................. 5,437 5,227,675
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.79%
,
07/16/31 .................. 5,201 5,210,414
Quartz AcquireCo LLC, Term Loan B1 ,
06/28/30
(h)
...................... 1,509 1,513,274
Sedgwick Claims Management Services, Inc.,
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 8.25%
,
02/24/28 .. 28,631 28,666,464
181,293,570
Leisure Products — 0.2%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
12/01/28 ............ 3,772 3,689,814
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96%
,
05/30/28 ............ 3,416 3,417,434
SRAM LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.21%
,
05/18/28 .................. 933 933,798
8,041,046
Life Sciences Tools & Services — 1.4%
(a)
Avantor Funding, Inc., Term Loan B6 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
11/08/27 .................. 4,414 4,439,466
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.46%
,
02/22/28 ............ 11,667 11,652,561
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
07/01/30 .................. 715 716,701
Icon plc, Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.34%
,
07/03/28 .. 3,327 3,344,897
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Icon plc., Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.34%
,
07/03/28 . USD 835 $ 839,835
Iqvia, Inc., Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/02/31 .................. 7,748 7,779,593
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.28%
,
10/19/27 ............ 11,920 11,830,728
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.34%
,
11/15/28 ............. 12,230 12,270,933
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
09/27/30 .................. 7,916 7,924,016
60,798,730
Machinery — 4.1%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.83%
,
08/16/29 .................. 12,072 12,155,259
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
08/30/30 .................. 8,235 8,262,829
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
05/14/28 .................. 2,444 2,453,275
Doosan Bobcat North America, Inc., Term
Loan B , (3-mo. CME Term SOFR + 2.00%),
7.32%
,
04/20/29 .................. 1,189 1,188,263
Filtration Group Corp., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
10/21/28 .................. 15,937 16,018,476
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.09%
,
06/12/31 .................. 1,957 1,959,416
Husky Injection Molding Systems Ltd., Term
Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
02/15/29 ...... 31,256 31,305,169
Indicor LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
11/22/29 .................. 16,883 16,911,399
Madison IAQ LLC, Term Loan , (6-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.89%
,
06/21/28 .................. 18,569 18,589,924
Osmosis Buyer Ltd., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
07/31/28 .................. 10,035 10,061,342
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
04/05/29 .................. 9,851 9,914,912
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.59%
,
04/30/30 ........... 30,651 30,799,473
Vertiv Group Corp., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
03/02/27 .................. 14,009 14,048,304
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/27/31 .................. 7,438 7,452,132
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.46%
,
10/04/28 .................. 1,929 1,937,097
183,057,270

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 1.5%
(a)
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.80%
,
08/15/28 ................. USD 14,721 $ 11,202,906
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.69%
,
03/03/25 ............ 8,740 8,681,161
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.33%
,
12/07/30 ....... 7,615 7,544,697
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
08/21/28 ....... 4,021 4,030,000
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 10,063 8,561,101
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.46%
,
08/02/27 ................. 4,432 4,451,831
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/31/30 .................. 4,584 4,595,448
Gray Television, Inc., Term Loan F , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
01/01/38 ................. 2,274 2,203,892
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.84% 06/30/28 ....... 5,009 5,024,405
Sinclair Television Group, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.19%
,
04/21/29 ............ 3,199 2,241,129
Ziggo Financing Partnership, Facility Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
04/30/28 ............ 6,060 5,953,092
64,489,662
Oil, Gas & Consumable Fuels — 1.2%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
12/21/28 ............ 25,829 25,693,503
GIP Pilot Acquisition Partners LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.82%
,
10/04/30 ............ 1,819 1,826,251
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ 1,649 1,658,488
Medallion Midland Acquisition LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
10/18/28 ............ 6,978 7,004,102
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.25%
,
10/30/28 ................. 11,258 11,081,838
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 7,261 7,283,410
54,547,592
Passenger Airlines — 1.0%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.29%
,
04/20/28 ................. 8,086 8,355,396
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.85%
,
03/21/31 .................. 5,944 5,954,029
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07% , 01/29/27 .......... USD 5,094 $ 5,081,287
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.19% , 02/15/28 .......... 8,794 8,761,297
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.78% , 06/04/29 .......... 9,369 9,315,250
United AirLines, Inc., Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.03%
,
02/22/31 .................. 8,432 8,454,465
45,921,724
Pharmaceuticals — 1.8%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
05/04/28 ............ 8,004 8,070,593
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
02/28/28 ....... 14,880 14,901,779
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
02/01/27 ................. 7,532 6,999,983
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
08/01/27 .................. 10,284 10,269,659
Jazz Pharmaceuticals, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
05/05/28 ............ 17,423 17,441,376
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
05/19/31 .................. 6,184 6,207,122
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
04/20/29
(e)
................. 8,089 8,099,283
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.44%
,
11/18/27 ............. 7,887 7,859,949
79,849,744
Professional Services — 3.2%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.96%
,
02/04/28 .................. 10,234 10,271,076
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
06/02/28 .................. 17,826 17,525,403
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.96%
,
06/04/29 ................. 8,925 8,654,116
Dayforce, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
03/03/31
(e)
................. 13,357 13,373,696
Dun & Bradstreet Corp. (The), Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
01/18/29 ............ 42,588 42,667,875
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.69%
,
07/06/29 .................. 11,859 11,907,088
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
04/28/28 ....... 13,145 13,133,872
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
04/29/29 ............ 5,239 4,072,996

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.35%
,
12/01/28 .................. USD 11,292 $ 11,297,974
Trans Union LLC, Term Loan B8 , (1-mo. CME
Term SOFR + 1.75%), 7.10%
,
06/24/31 ... 9,027 9,019,503
141,923,599
Real Estate Management & Development — 0.2%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.21% , 08/21/25 .......... 400 400,130
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.34% , 01/31/30
(e)
......... 3,155 3,155,110
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09% , 01/31/30
(e)
......... 3,466 3,474,494
7,029,734
Semiconductors & Semiconductor Equipment — 0.4%
(a)
Entegris, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.09%
,
07/06/29 .................. 5,565 5,573,825
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.60%
,
08/17/29 .................. 11,488 11,523,526
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.85%
,
12/02/28 .................. 2,766 2,760,754
19,858,105
Software — 8.1%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
02/24/31 ............ 23,070 23,176,540
Barracuda Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 6,066 5,853,722
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.71%
,
09/21/28 ............ 18,170 18,192,351
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
03/21/31 ............ 10,774 10,810,416
Cloud Software Group, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
03/30/29 .................. 40,154 40,117,761
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
10/08/28 .................. 13,506 13,083,703
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
10/08/29 ................. 8,800 8,194,881
DS Admiral Bidco LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
06/26/31
(e)
................. 4,964 4,839,900
E2open LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
02/04/28 .................. 2,060 2,060,371
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/09/29 ............ 15,964 16,076,201
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
8.00%), 13.44%
,
10/09/28
(e)
........... 1,168 1,167,930
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
7.09%
,
09/12/29 .................. USD 16,834 $ 16,817,937
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.84% , 12/01/27 .......... 16,278 16,360,839
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21% , 12/01/27 .......... 7,222 7,265,329
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
07/18/30 ............ 6,893 6,889,203
Informatica LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
10/27/28 .................. 23,579 23,642,664
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
03/01/29 .................. 18,486 18,445,153
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
05/03/28 .................. 12,302 12,269,622
MH Sub I LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
02/23/29 ................. 4,420 4,379,475
Planview Parent, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
12/17/27 ............ 1,861 1,858,360
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
08/31/28 .................. 21,042 21,099,205
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
04/24/28 .................. 22,606 22,007,421
RealPage, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.96%
,
04/23/29 ................. 1,528 1,444,177
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 2,255 2,034,752
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 3,562 3,214,671
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
08/01/27 ............ 7,574 7,586,729
SS&C Technologies Holdings, Inc., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
05/09/31 ........... 7,848 7,875,024
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.56%
,
02/10/31 .................. 24,169 24,239,029
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
07/20/28 ............ 1,535 1,534,433
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
04/12/31 .................. 15,019 15,066,399
357,604,198

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 1.0%
(a)
EG Group Ltd., Facility Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.84%
,
03/31/26
(e)
................. USD 4,253 $ 4,242,660
LS Group Opco Acquisition LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
04/23/31 ............ 3,298 3,297,888
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 8.85%
,
05/04/28 .. 15,769 15,795,170
Peer Holding III BV, Facility Term Loan B5 ,
06/20/31
(h)
...................... 5,139 5,158,271
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/11/28 .................. 6,579 6,519,921
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96% , 10/20/28 .......... 3,585 3,381,538
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 10/20/28 .......... 3,577 3,418,097
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/08/28 ............ 1,282 1,147,534
42,961,079
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
03/08/30
(a)
................. 2,712 2,716,753
Trading Companies & Distributors — 1.2%
(a)
Beacon Roofing Supply, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/19/28 .................. 9,410 9,444,691
Core & Main LP, Term Loan C , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
02/09/31 .................. 4,317 4,326,285
Core & Main LP, Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
07/27/28 .................. 13,120 13,120,256
Foundation Building Materials, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.25%
,
01/29/31 ............ 15,741 15,583,268
Gulfside Supply, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.29%
,
06/17/31
(e)
................. 3,718 3,727,295
TMK Hawk Parent Corp., Term Loan , (3-mo.
LIBOR USD + 11.00%), 11.00%
,
12/15/31
(e)
219 182,745
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.60%
,
06/30/29
(e)
................ 6,850 4,795,231
51,179,771
Transportation Infrastructure — 0.9%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.21% , 09/22/28 .......... 7,625 7,631,026
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84% , 09/22/28 .......... 4,606 4,614,740
Brown Group Holding LLC, Term Loan ,
06/07/28
(h)
...................... 11,594 11,584,745
Brown Group Holdings LLC, Facility Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.00%
,
07/01/31 ........... 9,899 9,890,139
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
12/15/26
(e)
................ USD 5,078 $ 5,052,115
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.07%
,
03/17/30 .................. 2,118 2,111,674
40,884,439
Wireless Telecommunication Services — 0.3%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%
,
04/30/28 ............ 4,109 4,101,724
SBA Senior Finance II LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
01/25/31 .................. 9,357 9,368,380
13,470,104
Total Floating Rate Loan Interests — 85 .5%
(Cost: $ 3,814,659,493 ) ............................ 3,773,965,409
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(i)
............. 2,351,257 49,376,397
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
.......................... 51,012 2,179,743
iShares Broad USD High Yield Corporate Bond
ETF
(i) (j)
......................... 31,241 1,152,793
iShares iBoxx $ High Yield Corporate Bond
ETF
(i) (j)
......................... 83,396 6,549,922
Janus Henderson AAA CLO ETF ......... 91,374 4,652,764
SPDR Blackstone Senior Loan ETF ....... 526,353 21,975,237
Total Investment Companies — 1 .9%
(Cost: $ 86,438,747 ) ............................... 85,886,856
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(e)
............... 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(c) (e)
....................... 16,956 —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. ( Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(c)
..... 3,619 56,855
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 56,855
Total Long-Term Investments — 89.8%
(Cost: $ 4,005,369,932 ) ............................ 3,963,573,340

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.8%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(m)
.................. 9,969,000 $ 9,972,987
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21% .................... 556,120,299 556,120,299
Total Short-Term Securities — 12 .8%
(Cost: $ 566,092,517 ) .............................. 566,093,286
Total Investments — 102 .6%
(Cost: $ 4,571,462,449 ) ............................ 4,529,666,626
Liabilities in Excess of Other Assets — (2.6) % ............. (114,242,278)
Net Assets — 100.0% ...............................
$ 4,415,424,348
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,694,757, representing 0.15% of its net assets as of period end, and an original cost of $2,960,195.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 9,975,634
(a)
$ — $ (3,417) $ 770 $ 9,972,987 9,969,000 $ 33,473
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 301,458,447 254,661,852
(a)
— — — 556,120,299 556,120,299 19,077,414 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 105,656,341 — (105,683,669)
(a)
53,628 (26,300) — — 522,382
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,292,400 — (167,655) 4,641 50,357 2,179,743 51,012 147,725 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 49,303,800 8,022,252 (57,908,957) 1,088,133 (505,228) — — 1,055,584 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 1,131,065 — — 21,728 1,152,793 31,241 40,097 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,127,500 41,666,541 (73,779,817) 1,103,253 (567,555) 6,549,922 83,396 1,257,745 —
$ 2,246,238 $ (1,026,228) $ 575,975,744 $ 22,134,420 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,110,087 EUR 2,888,829 BNP Paribas SA 09/18/24 $ (23,424)
USD 2,019,208 EUR 1,876,171 Toronto Dominion Bank 09/18/24 (15,874)
USD 106,549 GBP 84,000 Citibank NA 09/18/24 (1,484)
USD 361,417 GBP 285,000 Goldman Sachs International 09/18/24 (5,123)
USD 386,990 GBP 305,000 HSBC Bank plc 09/18/24 (5,272)
USD 443,776 GBP 350,000 JPMorgan Chase Bank NA 09/18/24 (6,361)
USD 342,449 GBP 270,000 Standard Chartered Bank 09/18/24 (4,799)
$ (62,337)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V2 ........... 5 .00 % Quarterly 06/20/28 BB- USD 97,114 $ 7,044,138 $ 1,000,224 $ 6,043,914
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 35,000 $ 99,542 $ (99,763) $ 199,305
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 30,000 63,642 (87,902) 151,544
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 31,500 489,416 (1,298) 490,714
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 25,000 89,194 (68,256) 157,450
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 33,500 528,772 (1,380) 530,152
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 25,000 857,220 (51,908) 909,128

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 9,500 $ 450,262 $ (23,190) $ 473,452
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 15,678 38,223 (3,699) 41,922
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 64,322 88,687 (15,174) 103,861
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 25,000 48,906 (145,474) 194,380
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 25,000 249,091 (82,539) 331,630
$ 3,002,955 $ (580,583) $ 3,583,538
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .35%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 1,000,224 $ — $ 6,043,914 $ —
OTC Swaps ................................................................... — (580,583) 3,583,538 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 6,043,914 $ — $ — $ — $ — $ 6,043,914
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 3,583,538 — 3,583,538
$ — $ 6,043,914 $ — $ — $ 3,583,538 $ — $ 9,627,452

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 62,337 $ — $ — $ 62,337
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 580,583 — 580,583
$ — $ — $ — $ 62,337 $ 580,583 $ — $ 642,920
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 335,006 $ — $ — $ 335,006
Swaps .............................. — 7,888,257 — — (3,856,582) — 4,031,675
$ — $ 7,888,257 $ — $ 335,006 $ (3,856,582) $ — $ 4,366,681
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ (19,627) $ — $ — $ (19,627)
Swaps .............................. — 2,076,391 — — 3,583,538 — 5,659,929
$ — $ 2,076,391 $ — $ (19,627) $ 3,583,538 $ — $ 5,640,302
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 9,357,753
Average amounts sold — in USD ........................................................................................ $ 441,240
Credit default swaps
Average notional value — sell protection ................................................................................... $ 111,599,550
Total return swaps
Average notional value ............................................................................................... $ 138,125,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ — $ 62,337
Swaps — centrally cleared .............................................................................. 179,674 —
Swaps — OTC
(a)
..................................................................................... 3,583,538 580,583
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 3,763,212 $ 642,920
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(179,674) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,583,538 $ 642,920
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 392,771 $ (191,364) $ — $ — $ 201,407
JPMorgan Chase Bank NA .......................... 490,714 (7,659) — (380,000) 103,055
Morgan Stanley & Co. International plc .................. 2,700,053 (387,921) — (2,150,000) 162,132
$ 3,583,538 $ (586,944) $ — $ (2,530,000) $ 466,594
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Barclays Bank plc ................................ $ 191,364 $ (191,364) $ — $ — $ —
BNP Paribas SA ................................. 23,424 — — — 23,424
Citibank NA .................................... 1,484 — — — 1,484
Goldman Sachs International ........................ 5,123 — — — 5,123
HSBC Bank plc .................................. 5,272 — — — 5,272
JPMorgan Chase Bank NA .......................... 7,659 (7,659) — — —
Morgan Stanley & Co. International plc .................. 387,921 (387,921) — — —
Standard Chartered Bank ........................... 4,799 — — — 4,799
Toronto Dominion Bank ............................ 15,874 — — — 15,874
$ 642,920 $ (586,944) $ — $ — $ 55,976
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 11,703,235 $ — $ 11,703,235
Common Stocks
Construction & Engineering ................................ — 119,118 — 119,118
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 4,744,966 4,744,966
Health Care Providers & Services ............................ — 2,843,051 — 2,843,051
Machinery ............................................ — 54 — 54
Media ............................................... — — 3,851,706 3,851,706
Professional Services .................................... — 1,843,723 — 1,843,723
Trading Companies & Distributors ............................ — — 754,264 754,264
Corporate Bonds
Aerospace & Defense .................................... — 1,051,200 — 1,051,200
Automobile Components .................................. — 1,222,916 — 1,222,916
Chemicals ............................................ — 9,923,846 — 9,923,846
Commercial Services & Supplies ............................. — 4,146,955 — 4,146,955
Construction & Engineering ................................ — 2,288,493 — 2,288,493
Diversified Consumer Services .............................. — 3,029,014 — 3,029,014

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 2,810,390 $ — $ 2,810,390
Electric Utilities ........................................ — — — —
Hotels, Restaurants & Leisure .............................. — 6,443,398 — 6,443,398
Household Durables ..................................... — 1,722,745 — 1,722,745
Industrial Conglomerates .................................. — 1,627,754 — 1,627,754
IT Services ........................................... — 1,209,229 — 1,209,229
Machinery ............................................ — 5,127,550 — 5,127,550
Real Estate Management & Development ....................... — 268,078 — 268,078
Software ............................................. — 10,276,332 — 10,276,332
Specialty Retail ........................................ — 8,434,112 — 8,434,112
Wireless Telecommunication Services ......................... — 187,416 — 187,416
Fixed Rate Loan Interests ................................... — 18,034,675 — 18,034,675
Floating Rate Loan Interests
Aerospace & Defense .................................... — 136,730,707 — 136,730,707
Automobile Components .................................. — 53,390,567 — 53,390,567
Automobiles .......................................... — 9,660,975 — 9,660,975
Beverages ........................................... — 35,300,296 — 35,300,296
Broadline Retail ........................................ — 37,142,343 — 37,142,343
Building Products ....................................... — 40,748,741 19,431,095 60,179,836
Capital Markets ........................................ — 96,789,035 1,144,691 97,933,726
Chemicals ............................................ — 161,071,943 1,892,565 162,964,508
Commercial Services & Supplies ............................. — 128,777,508 4,426,300 133,203,808
Communications Equipment ................................ — 20,195,344 — 20,195,344
Construction & Engineering ................................ — 57,422,712 — 57,422,712
Construction Materials .................................... — 55,273,948 3,429,480 58,703,428
Consumer Staples Distribution & Retail ........................ — 11,859,840 — 11,859,840
Containers & Packaging .................................. — 39,703,721 — 39,703,721
Distributors ........................................... — 8,674,656 — 8,674,656
Diversified Consumer Services .............................. — 69,468,672 — 69,468,672
Diversified Telecommunication Services ........................ — 93,540,585 7,764,792 101,305,377
Electric Utilities ........................................ — 10,104,637 — 10,104,637
Electrical Equipment ..................................... — 13,802,978 — 13,802,978
Electronic Equipment, Instruments & Components ................. — 12,174,769 3,196,000 15,370,769
Energy Equipment & Services .............................. — — — —
Entertainment ......................................... — 146,639,033 16,230,042 162,869,075
Financial Services ...................................... — 156,739,549 11,370,503 168,110,052
Food Products ......................................... — 84,387,979 — 84,387,979
Gas Utilities ........................................... — 4,393,576 — 4,393,576
Ground Transportation ................................... — 38,454,921 4,393,807 42,848,728
Health Care Equipment & Supplies ........................... — 47,246,763 — 47,246,763
Health Care Providers & Services ............................ — 115,810,649 6,003,436 121,814,085
Health Care Technology .................................. — 94,500,999 4,914,089 99,415,088
Hotel & Resort REITs .................................... — 2,311,457 — 2,311,457
Hotels, Restaurants & Leisure .............................. — 254,716,940 8,243,365 262,960,305
Household Durables ..................................... — 62,248,392 — 62,248,392
Household Products ..................................... — 1,609,124 — 1,609,124
Independent Power and Renewable Electricity Producers ............ — 16,338,801 — 16,338,801
Industrial Conglomerates .................................. — 23,292,234 1,311,685 24,603,919
Insurance ............................................ — 176,600,969 4,921,745 181,522,714
Interactive Media & Services ............................... — 2,539,331 — 2,539,331
IT Services ........................................... — 168,283,702 13,009,868 181,293,570
Leisure Products ....................................... — 8,041,046 — 8,041,046
Life Sciences Tools & Services .............................. — 60,798,730 — 60,798,730
Machinery ............................................ — 183,057,270 — 183,057,270
Media ............................................... — 64,489,662 — 64,489,662
Oil, Gas & Consumable Fuels ............................... — 54,547,592 — 54,547,592
Passenger Airlines ...................................... — 45,921,724 — 45,921,724
Pharmaceuticals ....................................... — 71,750,461 8,099,283 79,849,744
Professional Services .................................... — 128,549,903 13,373,696 141,923,599
Real Estate Management & Development ....................... — 400,130 6,629,604 7,029,734
Semiconductors & Semiconductor Equipment .................... — 19,858,105 — 19,858,105
Software ............................................. — 351,596,368 6,007,830 357,604,198
Specialty Retail ........................................ — 38,718,419 4,242,660 42,961,079
Textiles, Apparel & Luxury Goods ............................ — 2,716,753 — 2,716,753
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 42,474,500 $ 8,705,271 $ 51,179,771
Transportation Infrastructure ............................... — 35,832,324 5,052,115 40,884,439
Wireless Telecommunication Services ......................... — 13,470,104 — 13,470,104
Investment Companies .................................... 85,886,856 — — 85,886,856
Other Interests .......................................... — — — —
Warrants .............................................. 56,855 — — 56,855
Short-Term Securities
Money Market Funds ...................................... 566,093,286 — — 566,093,286
$ 652,036,997 $ 3,704,484,771 $ 173,144,858 $ 4,529,666,626
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 6,043,914 $ — $ 6,043,914
Interest rate contracts ....................................... — 3,583,538 — 3,583,538
Liabilities
Foreign currency exchange contracts ............................ — (62,337) — (62,337)
$ — $ 9,565,115 $ — $ 9,565,115
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .................................................................. $ — $ 91,461,099 $ 1,959,357 $ 93,420,456
Transfers into Level 3 ............................................................................ — 28,967,350 — 28,967,350
Transfers out of Level 3 ........................................................................... — (27,037,192) — (27,037,192)
Accrued discounts/premiums ........................................................................ — 558,582 — 558,582
Net realized gain (loss) ........................................................................... — (8,151,641) 747,832 (7,403,809)
Net change in unrealized appreciation (depreciation)
(a) (b)
...................................................... 2,214,289 5,494,632 (495,236) 7,213,685
Purchases .................................................................................... 7,136,647 140,558,025 — 147,694,672
Sales ....................................................................................... — (68,056,933) (2,211,953) (70,268,886)
Closing balance, as of July 31, 2024 ...................................................................
$ 9,350,936 $ 163,793,922 $ — $ 173,144,858
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024
(b)
............................
$ 2,214,289 $ (2,369,266) $ — $ (154,977)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

July 31, 2024
2024
BlackRock Annual Financial Statements

BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,953,690,882
Investments, at value — affiliated
(c)
.......................................................................................... 575,975,744
Cash ............................................................................................................. 19,662,840
Cash pledged: –
Centrally cleared swaps ................................................................................................ 6,666,000
Foreign currency, at value
(d)
............................................................................................... 4,665,804
Receivables: –
Investments sold .................................................................................................... 38,199,090
Securities lending income — affiliated ...................................................................................... 3,122
Capital shares sold ................................................................................................... 8,822,221
Dividends — affiliated ................................................................................................. 2,448,737
Interest — unaffiliated ................................................................................................. 15,539,717
Variation margin on centrally cleared swaps .................................................................................. 179,674
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 3,583,538
Prepaid e xpenses ..................................................................................................... 183,020
Total a ssets .........................................................................................................
4,629,620,389
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,530,000
Collateral on securities loaned ............................................................................................. 10,063,524
Payables: –
Investments purchased ................................................................................................ 172,033,727
Swaps   .......................................................................................................... 1,016
Administration fees ................................................................................................... 211,116
Capital shares redeemed ............................................................................................... 20,703,244
Income dividend distributions ............................................................................................ 4,310,205
Investment advisory fees .............................................................................................. 1,782,281
Trustees' and Officer's fees ............................................................................................. 77,675
Other affiliate fees ................................................................................................... 11,126
Professional fees .................................................................................................... 118,597
Service and distribution fees ............................................................................................. 101,484
Other accrued expenses ............................................................................................... 1,609,126
Swap premiums received ................................................................................................ 580,583
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 62,337
Total li abilities ........................................................................................................
214,196,041
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,415,424,348
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,853,793,278
Accumulated loss ..................................................................................................... (438,368,930)
NET ASSETS ........................................................................................................
$ 4,415,424,348
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,996,066,138
(b)
  Securities loaned, at value ...................................................................................... $ 9,793,816
(c)
  Investments, at cost — affiliated ................................................................................... $ 575,396,311
(d)
  Foreign currency, at cost ....................................................................................... $ 4,672,680
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
July 31, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 2,774,795,270
Shares outstanding ...................................................................................................
286,596,905
Net asset value .....................................................................................................
$ 9.68
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 339,423,975
Shares outstanding ...................................................................................................
35,068,387
Net asset value .....................................................................................................
$ 9.68
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 31,920,554
Shares outstanding ...................................................................................................
3,297,742
Net asset value .....................................................................................................
$ 9.68
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 1,269,284,549
Shares outstanding ...................................................................................................
131,164,533
Net asset value .....................................................................................................
$ 9.68
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 6,458,978
Dividends — affiliated ................................................................................................. 21,578,565
Interest — unaffiliated ................................................................................................. 348,744,791
Securities lending income — affiliated — net ................................................................................. 555,855
Total investment income .................................................................................................
377,338,189
EXPENSES
Investment advisory .................................................................................................. 20,178,122
Transfer agent — class specific .......................................................................................... 2,663,308
Administration ..................................................................................................... 1,517,014
Service and distribution — class specific .................................................................................... 1,165,171
Administration — class specific .......................................................................................... 819,028
Accounting services .................................................................................................. 551,314
Registration ....................................................................................................... 249,818
Professional ....................................................................................................... 244,338
Trustees and Officer .................................................................................................. 79,837
Printing and postage ................................................................................................. 56,672
Custodian ......................................................................................................... 33,416
Miscellaneous ...................................................................................................... 1,098,027
Total expenses excluding interest expense .....................................................................................
28,656,065
Interest expense .................................................................................................... 5,648
Total expenses .......................................................................................................
28,661,713
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (827)
Fees waived and/or reimbursed by the Manager ............................................................................... (498,219)
Total expenses after fees waived and/or reimbursed ..............................................................................
28,162,667
Net investment income ..................................................................................................
349,175,522
REALIZED AND UNREALIZED GAIN (LOSS) $ 23,193,955
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (41,062,233)
Investments — affiliated ............................................................................................. 2,099,017
Forward foreign currency exchange contracts ............................................................................... 335,006
Foreign currency transactions ......................................................................................... 146,628
In-kind redemptions — unaffiliated
(a)
..................................................................................... 1,761,179
In-kind redemptions — affiliated
(a)
....................................................................................... 147,221
Swaps ......................................................................................................... 4,031,675
A
(32,541,507)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 51,127,681
Investments — affiliated ............................................................................................. (1,026,228)
Forward foreign currency exchange contracts ............................................................................... (19,627)
Foreign currency translations .......................................................................................... (6,293)
Swaps ......................................................................................................... 5,659,929
A
55,735,462
Net realized and unrealized gain ...........................................................................................
23,193,955
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 372,369,477
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Year Ended
07/31/24
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................. $ 349,175,522  $ 310,744,467  $ 207,831,417
Net realized loss .................................................................. (32,541,507) (61,923,047) (79,593,636)
Net change in unrealized appreciation (depreciation) .......................................... 55,735,462  103,425,732  (191,743,994)
Net increase (decrease) in net assets resulting from operations ..................................... 372,369,477  352,247,152  (63,506,213)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................... (230,174,538) (199,270,136) (119,346,809)
Investor A ...................................................................... (28,485,101) (24,946,058) (14,314,094)
Investor C ...................................................................... (2,457,488) (2,303,368) (1,087,490)
Class K ....................................................................... (93,137,636) (90,000,072) (72,467,539)
Return of capital:
Institutional ..................................................................... —  (175,342) —
Investor A ...................................................................... —  (21,951) —
Investor C ...................................................................... —  (2,027) —
Class K ....................................................................... —  (79,193) —
Decrease in net assets resulting from distributions to shareholders ................................... (354,254,763) (316,798,147) (207,215,932)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................... 200,404,747  (980,841,058) 1,344,173,228
NET ASSETS
Total increase (decrease) in net assets ..................................................... 218,519,461  (945,392,053) 1,073,451,083
Beginning of period .................................................................. 4,196,904,887  5,142,296,940  4,068,845,857
End of period ......................................................................
$ 4,415,424,348  $ 4,196,904,887  $ 5,142,296,940
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Floating Rate Income Portfolio
Institutional
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period ...........
$ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
...................
0 .83  0 .67  0 .38  0 .36  0 .43  0 .51
Net realized and unrealized gain (loss) ..........
0 .06  0 .11  ( 0 .41 ) 0 .32  ( 0 .35 ) ( 0 .20 )
Net increase (decrease) from investment operations .. 0.89  0.78  (0.03) 0.68  0.08  0.31
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .84 ) ( 0 .68 ) ( 0 .37 ) ( 0 .36 ) ( 0 .42 ) ( 0 .51 )
Return of capital ......................... —  ( 0 .00 )
(c)
—  —  —  —
Total distributions .......................... (0.84) (0.68) (0.37) (0.36) (0.42) (0.51)
Net asset value, end of period ................ $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Total Return
(d)
Based on net asset value .................... 9.59% 8.57%
(e)
(0.27)% 7.14% 0.87% 3.13%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.69% 0.68%
(g)
0.67% 0.70% 0.68% 0.67%
(h)
Total expenses after fees waived and/or reimbursed ..
0.68% 0.67%
(g)
0.66% 0.69% 0.67% 0.66%
Net investment income .....................
8.54% 7.69%
(g)
3.89% 3.64% 4.49% 5.08%
Supplemental Data
Net assets, end of period (000) ................ $ 2,774,795  $ 2,726,042  $ 3,099,810  $ 2,282,592  $ 1,434,116  $ 2,204,716
Portfolio turnover rate ....................... 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Investor A
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period ...........
$ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
...................
0 .80  0 .65  0 .35  0 .34  0 .41  0 .48
Net realized and unrealized gain (loss) ..........
0 .06  0 .12  ( 0 .41 ) 0 .31  ( 0 .36 ) ( 0 .20 )
Net increase (decrease) from investment operations .. 0.86  0.77  (0.06) 0.65  0.05  0.28
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .81 ) ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .39 ) ( 0 .48 )
Return of capital ......................... —  ( 0 .00 )
(c)
—  —  —  —
Total distributions .......................... (0.81) (0.66) (0.35) (0.33) (0.39) (0.48)
Net asset value, end of period ................ $ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95
Total Return
(d)
Based on net asset value .................... 9.32% 8.45%
(e)
(0.61)% 6.89% 0.60% 2.84%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.94% 0.92%
(g)
0.91% 0.94% 0.95% 0.95%
(h)
Total expenses after fees waived and/or reimbursed ..
0.92% 0.91%
(g)
0.90% 0.94% 0.94% 0.95%
Net investment income .....................
8.31% 7.45%
(g)
3.62% 3.43% 4.20% 4.79%
Supplemental Data
Net assets, end of period (000) ................ $ 339,424  $ 339,621  $ 386,590  $ 319,889  $ 292,670  $ 370,351
Portfolio turnover rate ....................... 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Floating Rate Income Portfolio
Investor C
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period ..........
$ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
..................
0 .73  0 .58  0 .28  0 .26  0 .33  0 .41
Net realized and unrealized gain (loss) .........
0 .06  0 .12  ( 0 .40 ) 0 .32  ( 0 .35 ) ( 0 .21 )
Net increase (decrease) from investment operations . 0.79  0.70  (0.12) 0.58  (0.02) 0.20
Distributions
(b)
– – – – – –
From net investment income ...............
( 0 .74 ) ( 0 .60 ) ( 0 .28 ) ( 0 .26 ) ( 0 .32 ) ( 0 .40 )
Return of capital ........................ —  ( 0 .00 )
(c)
—  —  —  —
Total distributions ......................... (0.74) (0.60) (0.28) (0.26) (0.32) (0.40)
Net asset value, end of period ............... $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Total Return
(d)
Based on net asset value ................... 8.50% 7.57%
(e)
(1.26)% 6.06% (0.16)% 2.09%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.70% 1.69%
(g)
1.67% 1.72% 1.72% 1.69%
(h)
Total expenses after fees waived and/or reimbursed .
1.69% 1.68%
(g)
1.66% 1.71% 1.71% 1.69%
Net investment income ....................
7.54% 6.68%
(g)
2.86% 2.67% 3.47% 4.06%
Supplemental Data
Net assets, end of period (000) ............... $ 31,921  $ 34,067  $ 38,141  $ 36,581  $ 45,261  $ 84,631
Portfolio turnover rate ...................... 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Class K
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period ...........
$ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
...................
0 .83  0 .67  0 .39  0 .36  0 .43  0 .51
Net realized and unrealized gain (loss) ..........
0 .07  0 .13  ( 0 .41 ) 0 .32  ( 0 .35 ) ( 0 .20 )
Net increase (decrease) from investment operations .. 0.90  0.80  (0.02) 0.68  0.08  0.31
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .85 ) ( 0 .69 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 ) ( 0 .51 )
Return of capital ......................... —  ( 0 .00 )
(c)
—  —  —  —
Total distributions .......................... (0.85) (0.69) (0.38) (0.37) (0.42) (0.51)
Net asset value, end of period ................ $ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95
Total Return
(d)
Based on net asset value .................... 9.68% 8.76%
(e)
(0.18)% 7.12% 0.92% 3.19%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.61% 0.60%
(g)
0.57% 0.61% 0.63% 0.61%
(h)
Total expenses after fees waived and/or reimbursed ..
0.60% 0.59%
(g)
0.57% 0.61% 0.62% 0.61%
Net investment income .....................
8.59% 7.70%
(g)
3.96% 3.68% 4.46% 5.12%
Supplemental Data
Net assets, end of period (000) ................ $ 1,269,285  $ 1,097,174  $ 1,617,756  $ 1,429,784  $ 569,739  $ 424,275
Portfolio turnover rate ....................... 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-Kind Redemptions: The Fund transferred securities and cash to shareholders in connection with in-kind redemption transactions. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption.
For the year ended July 31, 2024, the Fund had in-kind redemptions of $297,239,690. For tax purposes, no gains or losses were recognized.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Net gains and losses resulting from such in-kind redemptions, which are included in the Statement of Operations were as follows:
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Investments - unaffiliated ............................................................................................. $ 1, 761 ,17 9
Investments - affiliated ............................................................................................... 147,221
$ 1 , 908 , 400

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
J.P. Morgan Securities LLC .......................... $ 1,152,793 $ (1,152,793) $ — $ —
Morgan Stanley .................................. 2,444,531 (2,444,531) — —
UBS Securities LLC ............................... 6,196,492 (6,196,492) — —
$ 9,793,816 $ (9,793,816) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 844,667
Investor C ........................................................................................................ 320,504
$ 1,165,171
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 531,341 $ 67,573 $ 6,410 $ 213,704 $ 819,028

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2024, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $14,884 .
For the year ended July 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2024, the amount waived was $273,015.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2024, the Manager waived $225,204 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific in the Statement of
Operations. For the year ended July 31, 2024, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Institutional ............................................................................................................. $ 5,105
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 9,494 $ 5,750 $ 2,472 $ 2,042 $ 19,758
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 2,329,771 $ 268,357 $ 29,243 $ 35,937 $ 2,663,308
Investor A $ 13,595
Investor C 3,602
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.70% 1.05% 1.80% 0.65%
Administration Fees
Waived by the Manager
— Class Specific
Institutional ....................................................................................................... $ 827

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended July
31, 2024, the Fund paid BIM $129,072 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $1,850,753,182 and $1,565,561,495, respectively.
For the year ended July 31, 2024, in-kind purchase and sale transactions were $225,542 and $272,162,607, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Floating Rate Income Portfolio .......................................................... $ 197,809 $ (197,809)
Fund Name
Year Ended
07/31/24
Year Ended
07/31/23
BlackRock Floating Rate Income Portfolio
Ordinary income ........................................................................................... $ 354,254,763 $ 316,519,634
Return of capital ........................................................................................... — 278,513
$ 354,254,763 $ 316,798,147

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2024, the tax components of accumulated earnings (loss) were as follows:
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.40 billion commitment amount,
$650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple Secured Overnight Financing Rate (“SOFR”)
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 30, 2024, the aggregate commitment amount was $2.50 billion and the fee was 0.10% per annum. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Floating Rate Income Portfolio ...................................... $ 4,217,398 $ (402,835,453) $ (39,750,875) $ (438,368,930)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the accrual of income on securities in default, the accounting for swap agreements and the deferral of compensation to Trustees.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 4,574,813,700 $ 44,850,429 $ (84,520,087) $ (39,669,658)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold .............................................
106,812,491 $ 1,033,910,137 156,414,189 $ 1,482,638,862
Shares issued in reinvestment of distributions ........................
20,934,718 202,509,100 18,234,118 173,001,034
Shares redeemed .........................................
(124,151,037) (1,199,514,900) (217,018,049) (2,052,294,720)
3,596,172 $ 36,904,337 (42,369,742) $ (396,654,824)
Investor A
Shares sold and automatic conversion of shares .......................
8,176,319 $ 79,039,102 7,634,301 $ 72,426,494
Shares issued in reinvestment of distributions ........................
2,504,273 24,217,245 2,253,643 21,377,057
Shares redeemed .........................................
(10,880,518) (105,135,639) (15,209,360) (144,284,503)
(199,926) $ (1,879,292) (5,321,416) $ (50,480,952)
Investor C
Shares sold .............................................
1,020,787 $ 9,863,391 838,593 $ 7,931,933
Shares issued in reinvestment of distributions ........................
233,236 2,255,543 224,894 2,133,787
Shares redeemed and automatic conversion of shares ..................
(1,493,629) (14,426,478) (1,530,361) (14,529,657)
(239,606) $ (2,307,544) (466,874) $ (4,463,937)
Class K
Shares sold .............................................
83,086,873 $ 805,217,735 32,858,995 $ 311,201,831
Shares issued in reinvestment of distributions ........................
8,286,345 80,091,418 8,675,217 82,186,658
Shares redeemed .........................................
(74,167,256) (717,621,907) (97,474,123) (922,629,834)
17,205,962 $ 167,687,246 (55,939,911) $ (529,241,345)
20,362,602 $ 200,404,747 (104,097,943) $ (980,841,058)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements

To the Shareholders of BlackRock Floating Rate Income Portfolio and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Floating Rate Income Portfolio of BlackRock Funds V (the “Fund”), including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for year then ended, the changes in its net assets and the financial highlights for the periods indicated
in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
September 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Changes in Net Assets Financial Highlights
BlackRock Floating Rate Income Portfolio For the year ended July 31, 2024, for the period from September 1, 2022 through
July 31, 2023, and for the year ended
August 31, 2022
For the year ended July 31, 2024, for the
period from September 1, 2022 through
July 31, 2023, and for each of the four
years in the period ended August 31,
2022

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024
:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
Fund Name
Qualified Dividend
Income
BlackRock Floating Rate Income Portfolio .................................................................................. $ 45,528
Fund Name Federal Obligation Interest
BlackRock Floating Rate Income Portfolio .................................................................................. $ 2,773,011
Fund Name Interest Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 323,489,881
Fund Name
Interest-Related
Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 310,542,335

Additional Information
2024
BlackRock Annual Financial Statements

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2024
BlackRock Annual Financial Statements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 3, 2024 (the “May
Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Floating Rate Income Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, first and first quartiles, respectively, against its Morningstar
Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
BlackRock Annual Financial Statements

reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: September 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: September 20, 2024